INVESTMENTS, Amortized Cost Investments (Details ) S/ in Thousands		12 Months Ended
		Dec. 31, 2023 PEN (S/) Item	Dec. 31, 2022 PEN (S/) Item		Dec. 31, 2021 PEN (S/)	[1]
Carrying amount [Abstract]
Investments before accrued interest		S/ 9,968,400	S/ 10,227,027
Accrued interest		220,527	218,702
Total investments at amortized cost		10,188,927	10,445,729	[1]	S/ 8,265,559
Fair value [Abstract]
Investments before accrued interest		9,479,786	8,711,932
Accrued interest		220,527	218,702
Total investments		9,700,313	8,930,634
Financial assets at amortized cost, class [member]
Investments amortized costs [Abstract]
Expected loss on investments		2,300	3,900
Government Bonds		S/ 2,264,100	S/ 3,540,500
Certificates of Payment on Work Progress [Member]
Investments amortized costs [Abstract]
Number of certificates of deposits | Item		26	57
Minimum [Member] | Certificates of Payment on Work Progress [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		7.12%	6.20%
Maximum [Member] | Certificates of Payment on Work Progress [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		7.75%	7.59%
The Soles [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		5.59%	6.65%
The Soles [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		6.82%	8.13%
US Dollars [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		4.53%	2.59%
US Dollars [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		21.23%	16.30%
Other Currencies [Member] | Minimum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		8.67%	5.66%
Other Currencies [Member] | Maximum [Member]
Investments amortized costs [Abstract]
Annual effective interest rate		11.53%	11.24%
Peruvian Government Bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[2]	S/ 9,323,970	S/ 9,573,026
Fair value [Abstract]
Investments before accrued interest	[2]	8,860,624	8,055,873
Corporate bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[2]	447,245	442,558
Fair value [Abstract]
Investments before accrued interest	[2]	447,774	445,684
Other government bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[2]	89,484	114,262
Fair value [Abstract]
Investments before accrued interest	[2]	89,482	113,759
Negotiable Certificates of Deposits [Member]
Carrying amount [Abstract]
Investments before accrued interest		55,336
Fair value [Abstract]
Investments before accrued interest		29,672
Subordinated bonds [Member]
Carrying amount [Abstract]
Investments before accrued interest	[2]	29,648	49,597
Fair value [Abstract]
Investments before accrued interest	[2]	29,801	49,830
Certificates of Payment on Work Progress [Member]
Carrying amount [Abstract]
Investments before accrued interest	[3]	22,717	47,584
Fair value [Abstract]
Investments before accrued interest	[3]	S/ 22,433	S/ 46,786

[1]	See note 3(b).
[2]	As of December 31, 2023, said bonds have maturities between January 2024 and February 2042; accruing interest at an effective annual rate between 5.59 percent and 6.82 percent annually for bonds issued in soles, between 4.53 percent and 21.23 percent for bonds issued in US dollars, and between 8.67 percent and 11.53 percent annually for bonds issued in other currencies. As of December 31, 2022, they have maturities between January 2023 and February 2042; accruing interest at an effective annual rate between 6.65 percent and 8.13 percent annually for bonds issued in soles, between 2.59 percent and 16.30 percent for bonds issued in US dollars, and between 5.66 percent and 11.24 percent annually for bonds issued in other currencies. Credicorp Management has determined that, as of December 31, 2023, the difference between the amortized cost and the fair value of these investments is of a temporary nature and Credicorp has the intention and ability to hold each of these investments until maturity.As of December 31, 2023, the Group has investment repurchase agreement operations at amortized cost for an estimated fair value of S/2,264.1 million. As of December 31, 2022, the amount amounted to S/3,540.5 million, the related liability of which is presented in the item “Payables from repurchase agreements and securities lending” of the condensed interim consolidated statement of financial position, see note 5(c).
[3]	As of December 31, 2023, there are 26 certificates of Annual Recognition of Work Progress Payment - CRPAO (57 CRPAO as of December 31, 2022), issued by the Peruvian State to finance projects and concessions. Said issuance is a mechanism established in the concession contract signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2024 and April 2026, accruing interest at an effective annual rate between 7.12 percent and 7.75 percent (between January 2023 and April 2026, accruing interest at an effective annual rate between 6.20 percent and 7.59 percent as of December 31, 2022).